Parametric
Emerging Markets Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value
Argentina — 0.6%
Adecoagro S.A.	7,900	$ 88,875
Arcos Dorados Holdings, Inc., Class A	14,445	104,726
Banco Macro S.A. ADR(1)(2)	3,600	52,812
Cresud S.A. ADR(1)(2)	8,700	68,295
Grupo Financiero Galicia S.A. ADR(2)	6,587	59,876
Loma Negra Cia Industrial Argentina S.A. ADR	14,800	83,176
MercadoLibre, Inc.(1)	939	914,239
Pampa Energia S.A. ADR(1)	2,099	45,275
Telecom Argentina S.A. ADR(2)	11,400	62,358
Transportadora de Gas del Sur S.A. ADR(1)(2)	11,563	74,119
YPF S.A. ADR(1)	11,024	46,742
		$ 1,600,493
Bahrain — 0.7%
Ahli United Bank BSC	1,269,787	$ 1,297,735
Al Salam Bank-Bahrain BSC	1,055,490	269,143
GFH Financial Group BSC	612,932	201,284
		$ 1,768,162
Bangladesh — 0.7%
Bangladesh Export Import Co., Ltd.	66,933	$ 114,925
Beximco Pharmaceuticals, Ltd.	106,430	203,657
City Bank, Ltd. (The)	248,964	80,779
Grameenphone, Ltd.	18,840	69,407
Heidelberger Cement Bangladesh, Ltd.	18,065	54,401
Jamuna Oil Co., Ltd.	41,841	80,756
Olympic Industries, Ltd.	41,067	62,114
Pubali Bank, Ltd.	240,880	79,074
Renata, Ltd.	14,121	222,396
Square Pharmaceuticals, Ltd.	171,709	447,801
Summit Power, Ltd.	107,026	47,939
Titas Gas Transmission & Distribution Co., Ltd.	150,108	66,691
Unique Hotel & Resorts, Ltd.	114,627	93,075
United Commercial Bank, Ltd.	672,785	110,682
		$ 1,733,697
Botswana — 0.6%
Absa Bank Botswana, Ltd.	332,114	$ 140,791
Botswana Insurance Holdings, Ltd.	129,055	187,309
First National Bank of Botswana, Ltd.	983,549	211,540
Letshego Holdings, Ltd.	1,448,236	217,828
Sechaba Breweries Holdings, Ltd.	651,828	936,889
		$ 1,694,357
Security	Shares	Value
Brazil — 4.8%
Alpargatas S.A., PFC Shares	14,500	$ 57,484
AMBEV S.A.	117,850	346,116
Americanas S.A.	37,771	183,356
B3 S.A. - Brasil Bolsa Balcao	49,900	134,239
Banco Bradesco S.A., PFC Shares	56,292	204,721
Banco do Brasil S.A.	9,098	61,132
BB Seguridade Participacoes S.A.	19,700	101,330
BRF S.A.(1)	20,640	56,694
CCR S.A.	73,900	185,499
Centrais Eletricas Brasileiras S.A., PFC Shares	33,600	272,867
Cia de Saneamento Basico do Estado de Sao Paulo	20,960	188,786
Cia Energetica de Minas Gerais, PFC Shares	65,043	193,000
Cia Siderurgica Nacional S.A.	9,800	41,765
Cielo S.A.	221,706	152,469
Cogna Educacao(1)	289,536	143,481
Cosan S.A.	39,700	168,630
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	15,200	43,504
Embraer S.A. ADR(1)	9,248	105,150
Engie Brasil Energia S.A.	16,250	137,719
Equatorial Energia S.A.	31,800	164,919
Fleury S.A.	53,700	156,627
Gerdau S.A., PFC Shares	15,900	89,953
GRUPO DE MODA SOMA S.A.	36,077	88,150
Hapvida Participacoes e Investimentos S.A.(3)	374,920	665,065
Hypera S.A.	43,200	326,974
Iochpe Maxion S.A.	22,100	59,587
Itau Unibanco Holding S.A., PFC Shares	30,120	145,423
Itausa S.A., PFC Shares	50,688	94,426
JBS S.A.	31,625	242,115
Klabin S.A., PFC Shares	103,800	83,352
Localiza Rent a Car S.A.	25,589	274,008
Locaweb Servicos de Internet S.A.(1)(3)	34,800	50,469
Lojas Renner S.A.	57,484	276,145
Magazine Luiza S.A.	139,900	138,090
Marfrig Global Foods S.A.	38,855	147,358
MRV Engenharia e Participacoes S.A.	45,900	95,812
Multiplan Empreendimentos Imobiliarios S.A.	30,700	153,067
Natura & Co. Holding S.A.	23,300	87,612
Odontoprev S.A.	121,990	250,447
Pagseguro Digital, Ltd., Class A(1)(2)	29,000	426,590
Petroleo Brasileiro S.A., PFC Shares	218,800	1,340,075
Qualicorp Consultoria e Corretora de Seguros S.A.	60,200	161,582
Raia Drogasil S.A.	31,100	131,661
Rede D'Or Sao Luiz S.A.(3)	76,600	569,083
Rumo S.A.	41,219	136,481

Parametric
Emerging Markets Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
Sendas Distribuidora S.A.	30,845	$ 95,331
StoneCo, Ltd., Class A(1)	28,800	271,296
Suzano S.A.	10,620	106,566
Telefonica Brasil S.A.	51,400	552,992
TIM S.A.	80,550	219,625
TOTVS S.A.	55,770	360,636
Transmissora Alianca de Energia Electrica S.A.	11,200	99,632
Ultrapar Participacoes S.A.	46,968	124,166
Vale S.A.	46,247	779,117
Via S.A.(1)	79,000	47,458
Vibra Energia S.A.	59,200	252,896
Weg S.A.	53,004	322,702
XP, Inc.(1)	1,191	29,515
YDUQS Participacoes S.A.	24,300	79,231
		$ 12,474,176
Bulgaria — 0.3%
CB First Investment Bank AD(1)	101,904	$ 125,357
Chimimport AD(1)	329,922	159,590
MonBat AD	60,235	181,395
Sopharma AD(1)	98,906	231,557
		$ 697,899
Chile — 2.5%
Aguas Andinas S.A., Series A	483,322	$ 85,016
Banco de Chile	4,032,063	402,611
Banco de Credito e Inversiones S.A.	5,033	155,754
Banco Santander Chile	5,194,012	249,907
CAP S.A.	7,626	94,587
Cencosud S.A.	243,352	389,530
Cia Cervecerias Unidas S.A.	16,853	112,648
Cia Sud Americana de Vapores S.A.	6,352,628	718,131
Colbun S.A.	1,199,487	85,704
Embotelladora Andina S.A., Class B, PFC Shares	51,948	94,422
Empresa Nacional de Telecomunicaciones S.A.	44,883	163,951
Empresas CMPC S.A.	98,316	146,536
Empresas COPEC S.A.	108,877	800,529
Enel Americas S.A.	2,767,585	289,818
Enel Chile S.A.	4,067,614	107,276
Falabella S.A.	239,277	672,016
Parque Arauco S.A.	496,799	417,126
Ripley Corp. S.A.	484,810	75,613
Sociedad Matriz SAAM S.A.	3,952,527	245,654
Sociedad Quimica y Minera de Chile S.A., Series B, PFC Shares	14,616	1,084,939
Security	Shares	Value
Chile (continued)
Sonda S.A.	225,936	$ 77,099
Vina Concha y Toro S.A.	92,943	136,238
		$ 6,605,105
China — 16.1%
3SBio, Inc.(1)(3)	377,500	$ 266,323
AAC Technologies Holdings, Inc.(2)	69,500	162,337
Aier Eye Hospital Group Co., Ltd., Class A	14,273	77,035
Air China, Ltd., Class H(1)	178,000	119,980
Alibaba Group Holding, Ltd. ADR(1)	12,100	1,174,789
Aluminum Corp. of China, Ltd., Class H(1)	352,000	161,420
Angang Steel Co., Ltd., Class H	306,400	134,029
Anhui Conch Cement Co., Ltd., Class H	54,500	296,155
ANTA Sports Products, Ltd.	15,000	172,387
Baidu, Inc. ADR(1)	3,632	450,985
Bank of Beijing Co., Ltd.	182,760	126,342
Bank of China, Ltd., Class H	536,000	210,317
Bank of Ningbo Co., Ltd., Class A	19,850	108,435
BeiGene, Ltd. ADR(1)	2,200	352,000
Beijing Capital International Airport Co., Ltd., Class H(1)	436,000	238,190
Beijing Enterprises Holdings, Ltd.	39,500	133,535
Beijing Enterprises Water Group, Ltd.	648,000	209,620
Beijing Originwater Technology Co., Ltd., Class A	127,500	90,064
BOE Technology Group Co., Ltd., Class A	341,100	195,439
Brilliance China Automotive Holdings, Ltd.(1)(4)	326,000	0(5)
BYD Co., Ltd., Class H	7,654	222,745
BYD Electronic (International) Co., Ltd.	29,000	57,807
Changchun High & New Technology Industry Group, Inc., Class A	6,200	146,709
Changjiang Securities Co., Ltd., Class A	112,200	93,666
Chengdu Xingrong Environment Co., Ltd., Class A	125,700	94,683
China Coal Energy Co., Ltd., Class H	268,000	225,620
China Communications Services Corp., Ltd., Class H	118,000	53,742
China Construction Bank Corp., Class H	530,630	378,020
China Everbright Environment Group, Ltd.	373,925	219,484
China Gas Holdings, Ltd.	165,400	201,617
China Jinmao Holdings Group, Ltd.	352,000	115,686
China Life Insurance Co., Ltd., Class H	92,000	133,692
China Longyuan Power Group Corp., Ltd., Class H	248,000	478,346
China Mengniu Dairy Co., Ltd.	109,000	588,275
China Merchants Bank Co., Ltd., Class H	35,024	211,098
China Merchants Port Holdings Co., Ltd.	42,035	73,385
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	74,674	177,447
China Molybdenum Co., Ltd., Class H	570,000	283,460
China National Building Material Co., Ltd., Class H	166,000	220,915

Parametric
Emerging Markets Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Northern Rare Earth Group High-Tech Co., Ltd.	15,200	$ 72,186
China Oilfield Services, Ltd., Class H	198,000	202,704
China Overseas Land & Investment, Ltd.	115,160	355,761
China Petroleum & Chemical Corp., Class H	2,237,741	1,095,311
China Railway Group, Ltd., Class H	412,000	288,549
China Resources Beer Holdings Co., Ltd.	72,000	422,916
China Resources Gas Group, Ltd.	64,000	240,473
China Resources Land, Ltd.	86,000	384,094
China Resources Medical Holdings Co., Ltd.	355,000	196,988
China Resources Power Holdings Co., Ltd.	139,600	262,494
China Shenhua Energy Co., Ltd., Class H	339,000	1,083,056
China Shineway Pharmaceutical Group, Ltd.	381,000	311,265
China Southern Airlines Co., Ltd., Class H(1)	108,000	60,317
China State Construction Engineering Corp., Ltd.	156,440	148,535
China Tourism Group Duty Free Corp., Ltd., Class A	6,700	182,345
China Travel International Investment Hong Kong, Ltd.(1)(2)	714,855	128,971
China Vanke Co., Ltd., Class H	149,577	352,702
China Yangtze Power Co., Ltd., Class A	162,200	557,539
Chongqing Changan Automobile Co., Ltd., Class A	72,020	113,008
CIFI Holdings Group Co., Ltd.	374,000	179,901
CITIC, Ltd.	142,000	146,900
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	186,000	97,580
COSCO SHIPPING Holdings Co., Ltd., Class H(1)(2)	198,866	309,388
COSCO SHIPPING Ports, Ltd.	110,000	78,434
Country Garden Holdings Co., Ltd.(2)	533,880	369,272
Country Garden Services Holdings Co., Ltd.	56,589	238,510
CSPC Pharmaceutical Group, Ltd.	323,760	330,995
Daqo New Energy Corp. ADR(1)	6,200	257,734
Dong-E-E-Jiao Co., Ltd., Class A	16,200	74,095
Dongfeng Motor Group Co., Ltd., Class H	264,000	192,587
East Money Information Co., Ltd., Class A	20,626	70,332
Focus Media Information Technology Co., Ltd., Class A	196,344	172,425
Ganfeng Lithium Co., Ltd., Class A	10,550	174,968
GDS Holdings, Ltd. ADR(1)	9,300	292,206
Gemdale Corp.	80,700	175,197
Great Wall Motor Co., Ltd., Class H	50,000	70,021
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	86,500	55,093
Guangdong Investment, Ltd.	258,000	330,328
Guangzhou Automobile Group Co., Ltd., Class H	199,218	168,916
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	26,000	67,067
Guangzhou R&F Properties Co., Ltd., Class H(2)	178,000	66,078
Haier Smart Home Co., Ltd., Class H	47,553	167,995
Han's Laser Technology Industry Group Co., Ltd., Class A	23,400	97,425
Hengan International Group Co., Ltd.	24,500	115,783
Security	Shares	Value
China (continued)
Huadian Power International Corp., Ltd., Class H	460,000	$ 159,640
Huadong Medicine Co., Ltd., Class A	56,653	290,813
Huaneng Power International, Inc., Class H(2)	420,000	210,985
Huayu Automotive Systems Co., Ltd.	53,308	157,238
Hubei Energy Group Co., Ltd., Class A	94,014	58,280
Hundsun Technologies, Inc.	24,224	139,266
Iflytek Co., Ltd., Class A	34,550	191,838
Industrial & Commercial Bank of China, Ltd., Class H	495,000	298,389
Industrial Bank Co., Ltd., Class A	25,302	78,034
Inner Mongolia BaoTou Steel Union Co., Ltd.(1)	707,000	199,921
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	53,200	309,213
Innovent Biologics, Inc.(1)(3)	44,000	136,463
JD.com, Inc. ADR(1)	8,606	530,646
JD.com, Inc., Class A(1)	2,859	89,139
Jiangsu Expressway Co., Ltd., Class H	214,000	211,427
Jiangsu Hengrui Medicine Co., Ltd., Class A	38,761	172,682
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,600	349,501
Jiangxi Copper Co., Ltd., Class H	154,000	240,891
Jinke Properties Group Co., Ltd., Class A	130,499	88,596
Jinmao Property Services Co. (1)	5,317	3,964
Kingboard Holdings, Ltd.	87,100	392,134
Kingdee International Software Group Co., Ltd.(1)	99,000	202,019
Kingsoft Corp., Ltd.	75,800	227,476
Kunlun Energy Co., Ltd.	338,000	280,502
Kweichow Moutai Co., Ltd., Class A	2,900	802,945
KWG Group Holdings, Ltd.(2)	156,000	55,819
Lee & Man Paper Manufacturing, Ltd.	275,000	131,544
Lenovo Group, Ltd.(2)	502,000	487,443
Lepu Medical Technology Beijing Co., Ltd., Class A	33,300	85,664
Li Ning Co., Ltd.	21,208	165,299
Longfor Group Holdings, Ltd.(3)	49,500	245,153
LONGi Green Energy Technology Co., Ltd., Class A	45,278	459,253
Luxshare Precision Industry Co., Ltd., Class A	71,034	329,420
Luye Pharma Group, Ltd.(1)(2)(3)	496,500	154,869
Maanshan Iron & Steel Co., Ltd., Class H	286,000	111,828
NARI Technology Co., Ltd.	41,020	197,219
NetEase, Inc. ADR	3,410	325,075
Nine Dragons Paper Holdings, Ltd.	195,000	172,211
Offshore Oil Engineering Co., Ltd.	141,100	87,222
OFILM Group Co., Ltd., Class A(1)	65,800	54,870
PetroChina Co., Ltd., Class H	1,922,000	912,362
Ping An Bank Co., Ltd., Class A	35,488	82,037
Ping An Insurance Group Co. of China, Ltd., Class H	44,000	278,111
Poly Developments and Holdings Group Co., Ltd., Class A	94,900	261,318
Poly Property Group Co., Ltd.	700,000	175,863
Power Construction Corp. of China, Ltd.	53,800	62,736

Parametric
Emerging Markets Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
SAIC Motor Corp., Ltd.	55,100	$ 132,380
Sanan Optoelectronics Co., Ltd.	84,900	232,406
SDIC Power Holdings Co., Ltd.	98,000	143,460
Shan Xi Hua Yang Group New Energy Co., Ltd.	54,100	84,865
Shandong Gold Mining Co., Ltd.	50,680	147,671
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	112,000	119,319
Shanghai Electric Group Co., Ltd., Class H	282,000	68,664
Shanghai Industrial Holdings, Ltd.	117,000	172,346
Shanxi Lu'an Environmental Energy Development Co., Ltd.	41,000	95,688
Shenzhen Inovance Technology Co., Ltd., Class A	27,900	241,810
Shenzhen Investment, Ltd.	674,000	145,406
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	107,887
Shimao Group Holdings, Ltd.(2)(4)	118,500	53,398
Siasun Robot & Automation Co., Ltd., Class A(1)	55,000	63,448
Sichuan Chuantou Energy Co., Ltd.	88,600	147,745
Sihuan Pharmaceutical Holdings Group, Ltd.(2)	240,000	37,882
Sino Biopharmaceutical, Ltd.	639,500	335,438
Sino-Ocean Group Holding, Ltd.	659,000	124,448
Sinopec Shanghai Petrochemical Co., Ltd., Class H	877,000	164,082
Sinopharm Group Co., Ltd., Class H	60,400	138,991
Sunac China Holdings, Ltd.(2)(4)	133,000	62,102
Sunny Optical Technology Group Co., Ltd.	26,700	389,123
Tencent Holdings, Ltd.	50,739	2,391,070
Tingyi (Cayman Islands) Holding Corp.	56,000	102,209
Tongling Nonferrous Metals Group Co., Ltd., Class A	424,000	221,620
Trip.com Group, Ltd. ADR(1)	9,254	218,857
Tsingtao Brewery Co., Ltd., Class H	23,566	190,794
Vnet Group, Inc. ADR(1)	14,100	84,177
Wanhua Chemical Group Co., Ltd.	19,665	230,758
Want Want China Holdings, Ltd.	162,920	147,062
Weichai Power Co., Ltd., Class H	102,742	143,521
Weimob, Inc.(1)(2)(3)	219,000	128,338
WH Group, Ltd.(3)	504,621	348,491
Wuliangye Yibin Co., Ltd., Class A	15,200	371,472
Wuxi Biologics Cayman, Inc.(1)(3)	90,000	664,273
Xinyi Solar Holdings, Ltd.	170,000	252,692
Yangzijiang Financial Holdings, Ltd.	326,900	128,826
Yangzijiang Shipbuilding Holdings, Ltd.	326,900	213,277
Yankuang Energy Group Co., Ltd., Class H(2)	118,000	332,898
Yuan Longping High-Tech Agriculture Co., Ltd., Class A(1)	65,900	161,904
Yuexiu Property Co., Ltd.	226,000	235,156
Yunnan Baiyao Group Co., Ltd., Class A	21,200	244,288
Zhaojin Mining Industry Co., Ltd., Class H	372,500	354,088
Zhejiang Dahua Technology Co., Ltd., Class A	69,550	174,744
Zhejiang Expressway Co., Ltd., Class H	258,000	212,696
Security	Shares	Value
China (continued)
Zhejiang Huahai Pharmaceutical Co., Ltd.	41,250	$ 94,624
Zhuzhou CRRC Times Electric Co., Ltd., Class H	32,800	128,946
Zijin Mining Group Co., Ltd., Class H	318,000	463,042
ZTE Corp., Class H	155,303	326,075
ZTO Express Cayman, Inc. ADR	6,900	189,819
		$ 42,035,817
Colombia — 1.2%
Bancolombia S.A.	22,923	$ 224,828
Bancolombia S.A. ADR, PFC Shares	7,055	273,522
Cementos Argos S.A.	96,156	145,886
Corp. Financiera Colombiana S.A.(1)	7,103	52,043
Ecopetrol S.A.	1,233,852	999,426
Grupo Argos S.A.	82,564	300,385
Grupo Aval Acciones y Valores S.A., PFC Shares	467,549	100,409
Grupo de Inversiones Suramericana S.A.	20,221	204,867
Grupo Nutresa S.A.	33,093	406,681
Interconexion Electrica S.A.	72,888	400,718
		$ 3,108,765
Croatia — 0.6%
Adris Grupa DD, PFC Shares	4,012	$ 237,582
Atlantic Grupa DD	304	68,407
Ericsson Nikola Tesla DD	639	168,279
Hrvatski Telekom DD	11,170	298,776
Koncar-Elektroindustrija DD	631	85,222
Podravka Prehrambena Ind DD	1,816	153,778
Valamar Riviera DD(1)	114,985	559,786
Zagrebacka Banka DD	8,951	82,371
		$ 1,654,201
Czech Republic — 0.6%
CEZ AS	27,303	$ 1,170,359
Komercni Banka AS	8,757	287,579
Philip Morris CR AS	119	89,672
		$ 1,547,610
Egypt — 0.6%
Cleopatra Hospital(1)	330,000	$ 97,916
Commercial International Bank Egypt SAE	160,218	386,836
E Finance Investment Group	106,000	99,928
Eastern Co. SAE	349,265	203,266
Egypt Kuwait Holding Co. SAE	229,500	295,143
Egyptian Financial Group-Hermes Holding Co.(1)	52,747	48,454
ElSewedy Electric Co.	125,156	52,860
Fawry For Banking + Payment (1)	382,000	95,713

Parametric
Emerging Markets Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Egypt (continued)
Ibnsina Pharma SAE(1)	257,560	$ 36,013
Juhayna Food Industries	143,563	59,158
Oriental Weavers	271,447	112,915
Talaat Moustafa Group	316,254	149,064
Telecom Egypt Co.	67,509	59,653
		$ 1,696,919
Estonia — 0.6%
AS Merko Ehitus	5,570	$ 97,421
AS Tallink Grupp(1)	1,541,008	944,878
AS Tallinna Kaubamaja Grupp	43,232	473,733
		$ 1,516,032
Ghana — 0.5%
Ghana Commercial Bank, Ltd.	1,347,533	$ 913,543
Standard Chartered Bank of Ghana, Ltd.	175,500	446,648
		$ 1,360,191
Greece — 1.2%
Aegean Airlines S.A.(1)	19,784	$ 110,567
Alpha Services and Holdings S.A.(1)	120,393	135,519
Costamare, Inc.	8,819	118,263
Eurobank Ergasias Services and Holdings S.A.(1)	145,099	149,966
GEK Terna Holding Real Estate Construction S.A.(1)	11,096	113,844
Hellenic Petroleum Holdings S.A.	7,821	59,101
Hellenic Telecommunications Organization S.A.	27,442	527,931
Holding Co. ADMIE IPTO S.A.	26,908	64,537
JUMBO S.A.	20,353	329,879
Motor Oil (Hellas) Corinth Refineries S.A.	12,273	194,161
Mytilineos S.A.	13,977	258,824
National Bank of Greece S.A.(1)	31,588	125,293
OPAP S.A.	27,948	414,256
Public Power Corp. S.A.(1)	15,885	127,180
Terna Energy S.A.	7,268	135,838
Titan Cement International S.A.	12,190	170,786
Tsakos Energy Navigation, Ltd.	7,720	93,026
		$ 3,128,971
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	43,733	$ 47,331
MOL Hungarian Oil & Gas PLC	73,276	621,315
OTP Bank Nyrt.	13,128	391,601
Richter Gedeon Nyrt.	30,601	610,553
		$ 1,670,800
Security	Shares	Value
India — 4.8%
ACC, Ltd.	1,578	$ 47,857
Adani Enterprises, Ltd.	5,574	169,106
Adani Ports and Special Economic Zone, Ltd.	6,249	69,454
Apollo Hospitals Enterprise, Ltd.	4,712	271,977
Asian Paints, Ltd.	3,500	147,628
Aurobindo Pharma, Ltd.	20,924	170,856
Axis Bank, Ltd.(1)	16,772	158,406
Bajaj Auto, Ltd.	2,234	108,585
Bharat Forge, Ltd.	6,089	55,507
Bharat Petroleum Corp., Ltd.	16,891	79,521
Bharti Airtel, Ltd.(1)	55,821	536,094
Biocon, Ltd.(1)	20,599	99,327
Cipla, Ltd.	17,893	228,091
Coal India, Ltd.	25,404	60,240
Container Corp. of India, Ltd.	9,400	79,256
Crompton Greaves Consumer Electricals, Ltd.	19,469	97,298
Cummins India, Ltd.	7,301	97,860
Divi's Laboratories, Ltd.	3,350	195,347
DLF, Ltd.	20,247	97,066
Dr. Reddy's Laboratories, Ltd.	5,217	281,390
Eicher Motors, Ltd.	3,860	131,759
GAIL (India), Ltd.	104,139	215,357
Godrej Consumer Products, Ltd.(1)	12,875	130,681
Grasim Industries, Ltd.	4,143	90,674
Gujarat State Petronet, Ltd.	19,482	66,241
Havells India, Ltd.	5,343	90,820
HCL Technologies, Ltd.	18,017	253,887
Hero MotoCorp, Ltd.	3,443	111,503
Hindalco Industries, Ltd.	10,436	65,073
Hindustan Unilever, Ltd.	12,101	353,175
Housing Development Finance Corp., Ltd.	6,372	183,622
ICICI Bank, Ltd.	18,720	179,896
Indian Oil Corp., Ltd.	49,207	80,498
Indus Towers, Ltd.	18,446	50,328
Infosys, Ltd.	53,369	1,081,950
Ipca Laboratories, Ltd.	6,080	80,149
ITC, Ltd.	76,886	259,088
JSW Steel, Ltd.	14,970	140,723
Kotak Mahindra Bank, Ltd.	3,824	88,630
Larsen & Toubro, Ltd.	6,635	146,221
Lupin, Ltd.	10,226	99,180
Mahindra & Mahindra, Ltd.	17,502	210,111
Maruti Suzuki India, Ltd.	2,254	224,675
Nestle India, Ltd.	559	133,068
NTPC, Ltd.	142,226	289,324
Oil & Natural Gas Corp., Ltd.	63,509	131,534

Parametric
Emerging Markets Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Piramal Enterprises, Ltd.	1,868	$ 52,511
Power Grid Corp. of India, Ltd.	45,766	136,782
Reliance Industries, Ltd.	29,374	1,067,896
Siemens, Ltd.	5,381	159,171
Sun Pharmaceutical Industries, Ltd.	27,576	333,823
Sun TV Network, Ltd.	7,988	50,173
Tata Consultancy Services, Ltd.	13,903	641,001
Tata Consumer Products, Ltd.	7,384	79,177
Tata Motors, Ltd.(1)	22,152	125,171
Tata Power Co., Ltd. (The)	53,099	166,370
Tata Steel, Ltd.	6,780	111,230
Tech Mahindra, Ltd.	14,661	238,618
Titan Co., Ltd.	4,132	132,283
Torrent Pharmaceuticals, Ltd.	4,744	174,314
UltraTech Cement, Ltd.	1,522	130,778
UPL, Ltd.	7,038	75,611
Vedanta, Ltd.	20,367	107,412
Vodafone Idea, Ltd.(1)	759,569	93,666
Voltas, Ltd.	6,353	103,980
Wipro, Ltd.	21,949	143,987
WNS Holdings, Ltd. ADR(1)	2,100	164,577
Zee Entertainment Enterprises, Ltd.	44,401	142,440
Zydus Life Sciences, Ltd.	18,997	86,964
		$ 12,456,968
Indonesia — 2.6%
Ace Hardware Indonesia Tbk PT	1,088,200	$ 78,214
Adaro Energy Indonesia Tbk PT	1,558,000	355,964
AKR Corporindo Tbk PT	2,350,000	172,532
Aneka Tambang Tbk	939,800	167,953
Astra International Tbk PT	2,041,900	1,066,161
Bank Central Asia Tbk PT	514,500	288,568
Bank Mandiri Persero Tbk PT	256,000	157,193
Bank Negara Indonesia Persero Tbk PT	205,800	129,994
Bank Rakyat Indonesia Persero Tbk PT	776,568	258,742
Bukit Asam Tbk PT	433,000	113,333
Bumi Serpong Damai Tbk PT(1)	3,215,100	213,073
Charoen Pokphand Indonesia Tbk PT	346,400	122,805
Erajaya Swasembada Tbk PT	4,907,500	177,325
Gudang Garam Tbk PT	57,100	120,821
Indocement Tunggal Prakarsa Tbk PT	241,800	174,259
Indofood Sukses Makmur Tbk PT	271,700	118,230
Jasa Marga (Persero) Tbk PT(1)	307,000	85,168
Kalbe Farma Tbk PT	4,445,600	503,054
Lippo Karawaci Tbk PT(1)	19,017,880	162,404
Medco Energi Internasional Tbk PT(1)	3,858,120	146,346
Security	Shares	Value
Indonesia (continued)
Mitra Adiperkasa Tbk PT(1)	1,163,700	$ 72,429
Mitra Keluarga Karyasehat Tbk PT	1,185,700	207,285
Perusahaan Gas Negara Tbk PT(1)	542,500	54,007
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,193,000	113,223
PP Persero Tbk PT(1)	1,377,389	88,404
Semen Indonesia Persero Tbk PT	320,600	141,471
Telkom Indonesia Persero Tbk PT	1,606,600	511,478
Tower Bersama Infrastructure Tbk PT	577,800	119,967
Unilever Indonesia Tbk PT	596,900	159,769
United Tractors Tbk PT	182,683	381,204
Vale Indonesia Tbk PT	404,600	202,934
Waskita Karya Persero Tbk PT(1)	2,474,900	90,470
Wijaya Karya Persero Tbk PT(1)	982,300	64,185
XL Axiata Tbk PT	485,100	106,779
		$ 6,925,744
Jordan — 0.7%
Arab Bank PLC	104,508	$ 689,489
Arab Potash Co. PLC	8,962	454,667
Bank of Jordan	47,647	138,152
Jordan Islamic Bank	30,248	157,379
Jordan Petroleum Refinery	37,300	231,131
Jordanian Electric Power Co.	60,519	108,457
		$ 1,779,275
Kazakhstan — 0.2%
Halyk Savings Bank of Kazakhstan JSC GDR(6)	16,192	$ 157,595
Kcell JSC GDR(6)	96,329	301,557
		$ 459,152
Kenya — 0.6%
British American Tobacco Kenya PLC	16,600	$ 60,913
East African Breweries, Ltd.	238,480	296,827
Equity Group Holdings PLC(1)	580,700	240,693
KCB Group PLC	255,920	81,791
Safaricom PLC	2,821,172	813,786
		$ 1,494,010
Kuwait — 1.4%
Agility Public Warehousing Co. KSC	158,900	$ 644,700
Boubyan Bank KSCP	26,515	85,150
Boubyan Petrochemicals Co. KSCP	100,806	333,751
Burgan Bank SAK	142,244	137,218
Gulf Bank KSCP	116,519	129,468
Kuwait Finance House KSCP	150,499	483,098

Parametric
Emerging Markets Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kuwait (continued)
Mabanee Co. KPSC	125,697	$ 342,410
Mobile Telecommunications Co. KSCP	213,804	475,398
National Bank of Kuwait SAK	264,224	905,585
National Industries Group Holding SAK(1)	223,435	229,109
		$ 3,765,887
Lithuania — 0.5%
Apranga PVA(1)	167,326	$ 445,339
Klaipedos Nafta AB	432,131	132,837
Rokiskio Suris	112,172	352,314
Siauliu Bankas AB	657,003	417,209
		$ 1,347,699
Malaysia — 2.5%
Axiata Group Bhd	104,550	$ 84,031
CIMB Group Holdings Bhd	90,800	108,230
Dialog Group Bhd	884,031	505,531
Digi.com Bhd	79,844	69,814
Gamuda Bhd	148,100	125,985
Genting Bhd	263,000	278,347
Genting Malaysia Bhd	265,500	184,554
Globetronics Technology Bhd	582,200	180,670
Hartalega Holdings Bhd	212,408	214,549
Hong Leong Bank Bhd	15,800	75,829
IGB Real Estate Investment Trust	192,600	72,060
IHH Healthcare Bhd	476,500	718,718
IJM Corp. Bhd	173,880	73,199
Inari Amertron Bhd	658,600	422,090
IOI Properties Group Bhd	266,058	62,267
KLCCP Stapled Group	42,600	65,093
Kossan Rubber Industries Bhd	210,000	88,696
Kuala Lumpur Kepong Bhd	14,600	98,980
Magnum Bhd	192,167	79,695
Malayan Banking Bhd	113,587	236,240
Malaysia Airports Holdings Bhd(1)	50,000	78,596
Maxis Bhd	70,100	60,938
MISC Bhd	75,200	134,538
My EG Services Bhd	1,671,100	357,846
Nestle Malaysia Bhd	2,600	79,469
Petronas Chemicals Group Bhd	66,900	156,697
Petronas Dagangan Bhd	79,300	394,731
Petronas Gas Bhd	19,600	76,350
Press Metal Aluminium Holdings Bhd	79,740	109,317
Public Bank Bhd	166,990	179,489
Silverlake Axis, Ltd.	627,992	146,090
Sime Darby Plantation Bhd	81,539	97,828
Security	Shares	Value
Malaysia (continued)
Sports Toto Bhd	274,265	$ 121,255
Supermax Corp. Bhd	220,554	56,226
Telekom Malaysia Bhd	62,300	71,128
Tenaga Nasional Bhd	30,638	63,584
Top Glove Corp. Bhd	696,800	269,167
VS Industry Bhd	1,353,400	307,371
YTL Corp. Bhd	404,791	58,817
		$ 6,564,015
Mauritius — 0.7%
Alteo, Ltd.	245,799	$ 195,093
CIEL, Ltd.	1,444,295	235,705
MCB Group, Ltd.	55,102	422,176
Phoenix Beverages, Ltd.	10,244	143,630
Rogers & Co., Ltd.	409,849	296,031
SBM Holdings, Ltd.	1,674,963	202,093
Sun, Ltd., Class A(1)	121,200	90,149
Terra Mauricia, Ltd.	133,055	102,369
United Basalt Products, Ltd.	21,996	81,959
		$ 1,769,205
Mexico — 4.7%
Alfa SAB de CV, Series A	506,572	$ 341,082
Alsea SAB de CV(1)	81,000	177,111
America Movil SAB de CV, Series L	1,924,305	1,876,543
Arca Continental SAB de CV	22,080	140,304
Bolsa Mexicana de Valores SAB de CV	46,975	94,035
Cemex SAB de CV, Series CPO(1)	1,261,339	556,914
Coca-Cola Femsa SAB de CV, Series L	45,085	246,055
Corporacion Inmobiliaria Vesta SAB de CV	182,300	337,148
El Puerto de Liverpool SAB de CV(2)	47,280	239,522
Fibra Uno Administracion S.A. de CV	451,390	493,274
Fomento Economico Mexicano SAB de CV, Series UBD	100,456	751,359
Genomma Lab Internacional SAB de CV(2)	76,500	80,899
Gruma SAB de CV, Class B	15,455	184,068
Grupo Aeroportuario del Centro Norte SAB de CV	38,200	266,229
Grupo Aeroportuario del Pacifico SAB de CV, Class B	36,487	562,114
Grupo Aeroportuario del Sureste SAB de CV, Class B	27,530	600,341
Grupo Bimbo SAB de CV, Series A	101,045	311,109
Grupo Carso SAB de CV, Series A1	77,100	251,289
Grupo Elektra SAB de CV(2)	2,213	131,004
Grupo Financiero Banorte SAB de CV, Class O	113,300	746,764
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	114,900	195,211
Grupo Mexico SAB de CV, Series B	218,779	1,024,825
Grupo Televisa SAB ADR	35,500	327,665
Industrias Penoles SAB de CV(2)	9,580	105,407

Parametric
Emerging Markets Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mexico (continued)
Kimberly-Clark de Mexico SAB de CV, Class A	82,200	$ 114,399
Macquarie Mexico Real Estate Management S.A. de CV(3)	240,600	265,283
Orbia Advance Corp., SAB de CV	88,999	213,966
PLA Administradora Industrial S de RL de CV	127,200	169,110
Promotora y Operadora de Infraestructura SAB de CV	28,415	208,157
Ternium S.A. ADR	5,500	235,950
Vista Energy SAB de CV ADR(1)	8,300	70,218
Wal-Mart de Mexico SAB de CV, Series V	305,780	1,083,825
		$ 12,401,180
Morocco — 0.6%
Attijariwafa Bank	3,868	$ 180,610
Bank of Africa	5,578	111,932
Banque Centrale Populaire	4,848	129,647
Co Sucrerie Marocaine et de Raffinage	8,110	203,992
Itissalat AI-Maghrib	23,401	314,531
Label Vie	228	113,292
LafargeHolcim Maroc S.A.	1,240	249,054
Societe d'Exploitation des Ports	4,496	124,480
TAQA Morocco S.A.	695	79,810
TotalEnergies Marketing Maroc S.A.	466	80,991
		$ 1,588,339
Nigeria — 1.4%
Access Holdings PLC(4)	9,080,193	$ 149,043
Dangote Cement PLC(4)	2,401,432	1,155,579
FBN Holdings PLC(4)	8,190,197	165,912
Flour Mills of Nigeria PLC(4)	3,215,556	182,759
Guaranty Trust Holding Co. PLC(4)	8,113,125	328,100
Lafarge Africa PLC(4)	3,378,540	149,334
MTN Nigeria Communications PLC(4)	1,163,700	422,608
Nestle Nigeria PLC(4)	141,303	341,403
Nigerian Breweries PLC(4)	2,570,740	247,932
Stanbic IBTC Holdings PLC(4)	1,515,038	89,303
Transnational Corp. of Nigeria PLC(4)	44,100,342	88,904
United Bank for Africa PLC(4)	10,544,352	147,074
Zenith Bank PLC(4)	7,051,959	291,603
		$ 3,759,554
Oman — 0.7%
Bank Muscat SAOG	406,710	$ 555,244
HSBC Bank Oman SAOG	391,338	109,922
National Bank of Oman SAOG	149,081	77,447
Oman Cement Co. SAOG	72,148	47,774
Oman Flour Mills Co. SAOG	61,901	108,245
Security	Shares	Value
Oman (continued)
Oman Telecommunications Co. SAOG	181,416	$ 403,093
Omani Qatari Telecommunications Co. SAOG	140,637	121,976
Ominvest	103,161	84,050
Renaissance Services SAOG	90,805	105,241
Sembcorp Salalah Power & Water Co.	410,180	79,700
Sohar International Bank SAOG	353,733	99,244
		$ 1,791,936
Pakistan — 0.6%
Engro Corp., Ltd.	42,010	$ 62,839
Fauji Fertilizer Co., Ltd.	101,890	66,222
Habib Bank, Ltd.	160,318	93,536
Hub Power Co., Ltd. (The)	202,646	74,528
Lucky Cement, Ltd.(1)	20,831	63,255
Mari Petroleum Co., Ltd.	17,083	157,512
MCB Bank, Ltd.	163,295	132,938
Millat Tractors, Ltd.	63,129	316,881
Nishat Mills, Ltd.	110,771	49,127
Oil & Gas Development Co., Ltd.	382,291	174,171
Pakistan Oilfields, Ltd.	56,711	115,344
Pakistan Petroleum, Ltd.	387,571	154,406
Pakistan State Oil Co., Ltd.	144,660	132,220
Searle Co., Ltd. (The)	77,416	47,075
United Bank, Ltd.	77,168	57,083
		$ 1,697,137
Panama — 0.2%
BAC Holding International Co.(1)	467,549	$ 33,950
Banco Latinoamericano de Comercio Exterior S.A., Class E	13,100	189,819
Copa Holdings S.A., Class A(1)	4,958	373,684
		$ 597,453
Peru — 1.2%
Alicorp SAA	132,997	$ 177,445
Cia de Minas Buenaventura SAA ADR(2)	55,750	526,280
Credicorp, Ltd.	5,200	722,228
Ferreycorp SAA	406,946	249,205
InRetail Peru Corp.(3)	5,682	206,825
Southern Copper Corp.	18,176	1,131,819
Volcan Cia Minera SAA, Class B(1)	849,375	190,348
		$ 3,204,150
Philippines — 2.4%
Aboitiz Equity Ventures, Inc.	202,000	$ 196,060
Aboitiz Power Corp.	318,600	195,422

Parametric
Emerging Markets Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Philippines (continued)
Alliance Global Group, Inc.	276,700	$ 62,408
Ayala Corp.	14,895	209,583
Ayala Land, Inc.	463,731	283,047
Ayala Land, Inc. GDR, PFC Shares(4)	3,951,800	0
Bank of the Philippine Islands	89,460	162,273
BDO Unibank, Inc.	98,694	243,880
Bloomberry Resorts Corp.(1)	952,800	109,878
Converge Information and Communications Technology Solutions, Inc.(1)	241,400	131,746
Cosco Capital, Inc.	1,440,100	134,988
D&L Industries, Inc.	493,300	67,186
Emperador, Inc.	380,500	141,697
First Gen Corp.	319,822	142,386
Globe Telecom, Inc.	5,729	249,069
GT Capital Holdings, Inc.	8,000	76,788
International Container Terminal Services, Inc.	62,100	254,982
JG Summit Holdings, Inc.	178,958	190,375
Jollibee Foods Corp.	100,226	411,725
Manila Electric Co.	49,700	334,567
Manila Water Co.	415,800	146,236
Megaworld Corp.	1,361,400	73,789
Metropolitan Bank & Trust Co.	140,032	136,361
Petron Corp.(1)	1,006,400	61,545
PLDT, Inc.	13,440	478,226
Puregold Price Club, Inc.	337,403	212,586
San Miguel Corp.	38,970	79,365
Semirara Mining & Power Corp.	158,920	83,407
SM Investments Corp.	28,971	470,721
SM Prime Holdings, Inc.	671,029	447,276
Universal Robina Corp.	196,255	383,922
Wilcon Depot, Inc.	244,700	131,049
		$ 6,302,543
Poland — 2.2%
AmRest Holdings SE(1)	13,322	$ 52,433
Asseco Poland S.A.	22,858	401,668
Bank Polska Kasa Opieki S.A.	9,961	218,896
Budimex S.A.	9,658	444,486
Cyfrowy Polsat S.A.	41,244	224,586
Enea S.A.(1)	30,914	66,771
Eurocash S.A.	203,900	546,421
Grupa Azoty S.A.(1)	9,267	83,560
Grupa Lotos S.A.(1)	8,198	127,475
KGHM Polska Miedz S.A.	13,493	436,474
LPP S.A.	209	441,655
mBank S.A.(1)	1,863	124,694
Security	Shares	Value
Poland (continued)
Neuca S.A.	662	$ 112,325
Orange Polska S.A.(1)	197,276	301,536
PGE S.A.(1)	63,422	141,046
Polski Koncern Naftowy ORLEN S.A.	45,589	770,200
Polskie Gornictwo Naftowe i Gazownictwo S.A.	270,300	378,708
Powszechna Kasa Oszczednosci Bank Polski S.A.(1)	54,532	402,476
Powszechny Zaklad Ubezpieczen S.A.	29,335	202,815
Santander Bank Polska S.A.	1,762	107,301
Tauron Polska Energia S.A.(1)	144,008	108,295
		$ 5,693,821
Qatar — 1.3%
Aamal Co. QSC	230,000	$ 73,962
Al Meera Consumer Goods Co.	26,169	136,177
Barwa Real Estate Co.	224,034	207,451
Commercial Bank PSQC (The)	49,707	104,113
Gulf International Services QSC(1)	443,811	235,735
Industries Qatar	117,245	602,461
Masraf Al Rayan QSC	147,361	217,555
Medicare Group	45,960	86,768
Ooredoo QPSC	91,470	187,587
Qatar Electricity & Water Co. QSC	44,621	207,899
Qatar Gas Transport Co., Ltd.	228,433	213,566
Qatar Islamic Bank	27,137	181,740
Qatar National Bank QPSC	111,985	711,650
United Development Co. QSC	396,214	157,006
Vodafone Qatar QSC	215,393	97,237
		$ 3,420,907
Romania — 0.6%
Banca Transilvania S.A.	767,509	$ 387,629
BRD-Groupe Societe Generale S.A.	27,477	98,255
OMV Petrom S.A.	4,886,720	497,267
Societatea Energetica Electrica S.A.	58,301	111,834
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	38,546	368,937
Transgaz S.A. Medias	1,982	101,660
		$ 1,565,582
Russia — 0.0%(7)
Aeroflot PJSC(1)(4)	320,440	$ 0
Alrosa PJSC(4)	177,900	0
Detsky Mir PJSC(3)(4)	105,940	0
Evraz PLC(4)	34,831	0
Federal Grid Co. Unified Energy System PJSC(4)	54,265,440	0
Gazprom PJSC ADR(4)	144,233	0
Globaltrans Investment PLC GDR(4)(6)	40,040	0

Parametric
Emerging Markets Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Russia (continued)
Inter RAO UES PJSC(4)	6,829,770	$ 0
Lukoil PJSC ADR(4)	8,773	0
Magnit PJSC(4)	13,121	0
Magnitogorsk Iron & Steel Works PJSC(4)	182,710	0
MMC Norilsk Nickel PJSC ADR(4)(8)	3,095	0
MMC Norilsk Nickel PJSC ADR(4)(8)	30,780	0
Mobile TeleSystems PJSC(4)	89,417	0
Moscow Exchange MICEX-RTS PJSC(4)	47,890	0
Novatek PJSC GDR(4)(6)	2,341	0
Novolipetsk Steel PJSC GDR(4)(6)	11,326	0
OGK-2 PJSC(4)	12,211,000	0
Phosagro PJSC GDR(4)(6)	7,692	0
PIK Group PJSC(4)	20,850	0
QIWI PLC ADR(2)(4)	6,066	0
Rosneft Oil Co. PJSC GDR(4)(6)	61,111	0
Rosseti PJSC(4)	3,556,000	0
Rostelecom PJSC(4)	107,057	0
RusHydro PJSC(4)	16,550,080	0
Sberbank of Russia PJSC(4)	123,888	0
Severstal PAO GDR(4)(6)	13,622	0
Sistema PJSFC(4)	453,878	0
Surgutneftegas PJSC ADR(4)	39,051	0
Surgutneftegas PJSC, PFC Shares(4)	260,300	0
Tatneft PJSC ADR(4)	6,215	0
Unipro PJSC(4)	1,521,000	0
VK Co., Ltd. GDR(1)(4)	10,563	0
X5 Retail Group NV GDR(4)(6)(8)	16,418	0
X5 Retail Group NV GDR(4)(6)(8)	2,084	0
Yandex NV, Class A(1)(4)	26,400	0
		$ 0
Saudi Arabia — 5.8%
Abdullah Al Othaim Markets Co.	6,103	$ 181,250
Advanced Petrochemical Co.	4,088	72,726
Al Hammadi Co. for Development and Investment	11,461	148,377
Al Rajhi Bank	13,688	641,230
Alandalus Property Co.	22,858	108,900
Aldrees Petroleum and Transport Services Co.	4,272	89,242
Almarai Co. JSC	35,797	493,368
Arabian Centres Co., Ltd.	26,197	153,710
Arriyadh Development Co.	32,790	265,230
Astra Industrial Group	12,671	166,158
Banque Saudi Fransi	11,191	160,794
Dallah Healthcare Co.	6,434	204,292
Dar Al Arkan Real Estate Development Co.(1)	139,820	400,250
Dr Sulaiman Al Habib Medical Services Group Co.	14,720	781,297
Security	Shares	Value
Saudi Arabia (continued)
Dur Hospitality Co.(1)	17,800	$ 122,924
Emaar Economic City(1)	88,268	255,957
Etihad Etisalat Co.	29,220	335,533
Fawaz Abdulaziz Al Hokair & Co.(1)	30,477	109,267
Herfy Food Services Co.	4,801	71,281
Jarir Marketing Co.	13,116	669,777
Leejam Sports Co. JSC	4,692	137,745
Maharah Human Resources Co.	3,090	66,939
Mobile Telecommunications Co. Saudi Arabia(1)	27,145	100,126
Mouwasat Medical Services Co.	9,539	609,393
National Gas & Industrialization Co.	7,147	92,367
National Medical Care Co.	4,000	83,332
Riyad Bank	16,422	177,967
SABIC Agri-Nutrients Co.	3,518	151,551
Sahara International Petrochemical Co.	6,353	95,166
Saudi Airlines Catering Co.(1)	11,073	277,161
Saudi Arabian Mining Co.(1)	7,176	261,326
Saudi Arabian Oil Co.(3)	186,734	2,231,431
Saudi Basic Industries Corp.	16,327	565,594
Saudi British Bank (The)	11,656	138,382
Saudi Ceramic Co.	8,453	115,148
Saudi Chemical Co. Holding	7,125	65,198
Saudi Electricity Co.	117,968	845,392
Saudi Ground Services Co.(1)	22,667	206,566
Saudi Industrial Investment Group	10,164	88,107
Saudi Kayan Petrochemical Co.(1)	25,009	123,188
Saudi National Bank (The)	29,907	626,845
Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,738	92,767
Saudi Public Transport Co.(1)	16,000	90,879
Saudi Telecom Co.	34,946	1,074,609
Saudia Dairy & Foodstuff Co.	4,476	209,319
Savola Group (The)	49,483	467,794
Seera Group Holding(1)	50,976	296,066
United Electronics Co.	5,409	185,911
United International Transportation Co.	7,246	94,744
Yanbu National Petrochemical Co.	5,300	85,664
		$ 15,088,240
Slovenia — 0.6%
Cinkarna Celje DD	267	$ 80,722
Krka dd Novo mesto	11,251	1,066,257
Luka Koper	2,454	61,844
Petrol	221	125,385
Pozavarovalnica Sava DD	3,525	106,773

Parametric
Emerging Markets Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Slovenia (continued)
Telekom Slovenije DD	1,159	$ 71,539
Zavarovalnica Triglav DD	2,806	121,052
		$ 1,633,572
South Africa — 5.0%
Anglo American Platinum, Ltd.	1,944	$ 214,895
AngloGold Ashanti, Ltd.	9,504	194,623
Aspen Pharmacare Holdings, Ltd.	64,491	690,047
AVI, Ltd.	29,338	127,276
Barloworld, Ltd.	41,807	301,862
Bid Corp., Ltd.	19,000	399,000
Bidvest Group, Ltd. (The)	65,642	899,860
Capitec Bank Holdings, Ltd.	2,132	297,605
Clicks Group, Ltd.	13,500	265,674
DataTec, Ltd.	72,300	179,421
Discovery, Ltd.(1)(2)	21,090	202,498
Equites Property Fund, Ltd.	104,000	139,627
Exxaro Resources, Ltd.	51,110	730,371
FirstRand, Ltd.	77,535	333,918
Fortress REIT, Ltd., Class A	264,918	208,475
Foschini Group, Ltd. (The)	12,308	107,834
Gold Fields, Ltd.	25,997	352,248
Growthpoint Properties, Ltd.	441,000	394,290
Harmony Gold Mining Co., Ltd.	18,553	75,637
Hyprop Investments, Ltd.	31,700	72,064
Impala Platinum Holdings, Ltd.	18,462	238,814
Kumba Iron Ore, Ltd.	2,760	91,628
Life Healthcare Group Holdings, Ltd.	258,186	350,505
Mediclinic International PLC(1)	62,346	291,127
Mr Price Group, Ltd.	12,155	164,751
MTN Group, Ltd.	85,400	905,752
MultiChoice Group, Ltd.	20,757	169,329
Naspers, Ltd., Class N	10,607	1,069,779
NEPI Rockcastle PLC	66,180	404,923
Netcare, Ltd.	314,337	301,930
Pick'n Pay Stores, Ltd.	36,562	133,206
Redefine Properties, Ltd.	579,291	160,168
Resilient REIT, Ltd.	48,463	177,785
Reunert, Ltd.	55,746	155,492
Sanlam, Ltd.	28,912	119,769
Sasol, Ltd.(1)	10,993	269,295
Shoprite Holdings, Ltd.(2)	31,415	453,759
Sibanye Stillwater, Ltd.	78,212	270,586
SPAR Group, Ltd. (The)	14,831	155,569
Standard Bank Group, Ltd.(2)	16,101	170,630
Telkom S.A. SOC, Ltd.(1)	33,018	99,504
Security	Shares	Value
South Africa (continued)
Tiger Brands, Ltd.	10,940	$ 107,515
Vodacom Group, Ltd.	36,800	353,455
Wilson Bayly Holmes-Ovcon, Ltd.	19,623	92,633
Woolworths Holdings, Ltd.	46,024	172,293
		$ 13,067,422
South Korea — 4.5%
Alteogen, Inc.(1)	1,548	$ 69,811
AMOREPACIFIC Corp.	852	121,245
AMOREPACIFIC Group	2,180	85,764
Bukwang Pharmaceutical Co., Ltd.	7,850	73,029
Celltrion Healthcare Co., Ltd.	4,125	207,739
Celltrion Pharm, Inc.(1)	1,286	93,467
Celltrion, Inc.	2,878	398,243
CJ CheilJedang Corp.	423	133,021
CJ Logistics Corp.(1)	566	54,807
Coway Co., Ltd.	2,548	142,714
Daewoo Industrial Development Co., Ltd.(1)	3,657	7,425
DL E&C Co., Ltd.	1,924	90,490
E-MART, Inc.	1,232	127,485
GS Engineering & Construction Corp.	3,086	101,621
GS Holdings Corp.	3,569	123,286
Hankook Tire and Technology Co., Ltd.	3,779	103,721
Hanmi Pharm Co., Ltd.	928	229,093
Hanwha Solutions Corp.(1)	4,103	103,125
HD Hyundai Co., Ltd.	2,610	119,853
Helixmith Co., Ltd.(1)	6,986	115,692
Hugel, Inc.(1)	653	64,283
Hyundai Department Store Co., Ltd.	1,615	96,120
Hyundai Engineering & Construction Co., Ltd.	2,645	92,014
Hyundai Glovis Co., Ltd.	758	124,190
Hyundai Mobis Co., Ltd.	1,292	210,192
Hyundai Motor Co.	2,300	333,702
Hyundai Steel Co.	3,449	117,203
Kakao Corp.	3,776	263,767
Kangwon Land, Inc.(1)	5,706	119,909
KB Financial Group, Inc.	3,231	150,319
Kia Corp.	3,041	199,460
Korea Electric Power Corp.(1)	4,640	84,673
Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	993	71,432
Korea Zinc Co., Ltd.	283	129,200
KT&G Corp.	3,552	233,256
Kumho Petrochemical Co., Ltd.	743	89,840
LG Chem, Ltd.	652	267,036
LG Corp.	1,914	110,530
LG Electronics, Inc.	2,209	200,063

Parametric
Emerging Markets Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
LG Household & Health Care, Ltd.	241	$ 172,600
LG Uplus Corp.	7,151	78,998
MedPacto, Inc.(1)	1,418	35,399
Medytox, Inc.(1)	1,001	107,288
Mezzion Pharma Co., Ltd.(1)	3,897	61,478
Naver Corp.	1,691	376,685
NCSoft Corp.	372	123,194
Orion Corp. of Republic of Korea	1,268	94,510
POSCO Holdings, Inc.	1,219	278,330
S1 Corp.	1,533	83,526
Samsung Biologics Co., Ltd.(1)(3)	629	414,881
Samsung C&T Corp.	1,554	140,597
Samsung Electro-Mechanics Co., Ltd.	1,243	160,888
Samsung Electronics Co., Ltd.	42,405	2,259,913
Samsung SDI Co., Ltd.	523	249,133
Samsung SDS Co., Ltd.	1,370	159,654
Seegene, Inc.	1,860	58,980
Shinhan Financial Group Co., Ltd.	4,669	155,126
SK Hynix, Inc.	4,140	362,780
SK Innovation Co., Ltd.(1)	2,428	386,431
SK, Inc.	913	191,677
S-Oil Corp.	2,051	167,808
Yuhan Corp.	4,054	195,300
Zyle Motors Corp.(1)(4)	5,113	0
		$ 11,773,996
Sri Lanka — 0.3%
Ceylon Tobacco Co. PLC	38,480	$ 66,752
Chevron Lubricants Lanka PLC	343,215	79,868
Commercial Bank of Ceylon PLC	361,272	52,905
Dialog Axiata PLC	1,107,719	28,190
Expolanka Holdings PLC	185,620	85,291
Hatton National Bank PLC	116,192	28,777
John Keells Holdings PLC	495,487	171,471
Lanka IOC PLC	271,858	19,911
Melstacorp PLC	696,058	74,574
Sampath Bank PLC	286,546	30,745
Teejay Lanka PLC	460,029	50,371
		$ 688,855
Taiwan — 7.3%
Accton Technology Corp.	10,000	$ 77,999
Acer, Inc.	119,519	110,885
Advantech Co., Ltd.	8,697	108,109
AirTAC International Group	8,178	221,936
ASE Technology Holding Co., Ltd.	48,561	154,927
Security	Shares	Value
Taiwan (continued)
Asia Cement Corp.	125,000	$ 203,129
Asustek Computer, Inc.	7,325	88,107
AU Optronics Corp.	187,837	107,290
Catcher Technology Co., Ltd.	20,183	98,761
Cathay Financial Holding Co., Ltd.	65,916	138,593
Center Laboratories, Inc.	105,659	225,322
Chailease Holding Co., Ltd.	12,000	95,362
Cheng Shin Rubber Industry Co., Ltd.	110,672	124,726
China Airlines, Ltd.(1)	124,000	113,884
China Motor Corp.	40,926	81,155
China Steel Corp.	369,734	447,884
Chong Hong Construction Co.	34,000	84,328
Chunghwa Telecom Co., Ltd.	218,746	969,693
CTBC Financial Holding Co., Ltd.	134,275	132,075
Delta Electronics, Inc.	20,151	168,212
Eclat Textile Co., Ltd.	15,159	248,737
EVA Airways Corp.(1)	212,861	250,066
Evergreen International Storage & Transport Corp.	93,000	111,915
Evergreen Marine Corp.	113,441	545,303
Far Eastern Department Stores, Ltd.	212,990	149,828
Far Eastern New Century Corp.	227,695	230,817
Far EasTone Telecommunications Co., Ltd.	121,084	340,215
Feng Hsin Steel Co., Ltd.	32,260	90,832
Feng TAY Enterprise Co., Ltd.	40,000	257,524
Formosa Chemicals & Fibre Corp.	108,014	290,899
Formosa Petrochemical Corp.	79,320	244,645
Formosa Plastics Corp.	114,183	405,926
Formosa Taffeta Co., Ltd.	182,149	167,109
Fubon Financial Holding Co., Ltd.	58,721	147,444
Giant Manufacturing Co., Ltd.	18,208	152,228
Globalwafers Co., Ltd.	3,000	52,283
Golden Biotechnology Corp.(1)	11,715	65,777
Great Wall Enterprise Co., Ltd.	92,815	165,467
Highwealth Construction Corp.	52,000	82,410
Hiwin Technologies Corp.	16,564	122,659
Hon Hai Precision Industry Co., Ltd.	108,443	371,534
Hotai Motor Co., Ltd.	21,000	409,521
Huaku Development Co., Ltd.	28,000	87,450
Innolux Corp.	242,000	110,198
International Games System Co., Ltd.	4,000	98,208
Inventec Corp.	89,966	76,857
Largan Precision Co., Ltd.	1,795	101,862
Lien Hwa Industrial Holdings Corp.	73,000	138,278
Lite-On Technology Corp.	34,000	74,494
Makalot Industrial Co., Ltd.	13,000	79,971
MediaTek, Inc.	14,462	398,688

Parametric
Emerging Markets Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Medigen Vaccine Biologics Corp.(1)	14,000	$ 118,182
Mega Financial Holding Co., Ltd.	111,303	156,470
Merida Industry Co., Ltd.	17,657	143,588
momo.com, Inc.	3,000	79,192
Nan Kang Rubber Tire Co., Ltd.	95,253	123,898
Nan Ya Plastics Corp.	164,214	479,764
Nien Made Enterprise Co., Ltd.	11,000	115,856
Novatek Microelectronics Corp.	9,000	119,057
Oneness Biotech Co., Ltd.(1)	19,000	124,507
Pegatron Corp.	54,028	127,999
Polaris Group(1)	27,979	121,700
Pou Chen Corp.	151,819	158,323
President Chain Store Corp.	40,664	376,249
Quanta Computer, Inc.	42,508	119,724
Radium Life Tech Co., Ltd.	226,001	76,540
Realtek Semiconductor Corp.	6,002	81,444
Ruentex Development Co., Ltd.	79,506	208,089
Ruentex Industries, Ltd.	33,000	127,078
St. Shine Optical Co., Ltd.	22,000	198,147
TA Chen Stainless Pipe Co.	56,000	82,824
Tainan Spinning Co., Ltd.	147,822	101,883
Taiwan Cement Corp.	156,441	242,855
Taiwan Fertilizer Co., Ltd.	37,000	93,133
Taiwan High Speed Rail Corp.	104,000	98,529
Taiwan Mobile Co., Ltd.	102,296	375,824
Taiwan Semiconductor Manufacturing Co., Ltd.	139,369	2,520,160
Tatung Co., Ltd. (1)	86,000	96,697
Teco Electric & Machinery Co., Ltd.	120,000	126,024
Tong Yang Industry Co., Ltd.	105,608	118,380
TTY Biopharm Co., Ltd.	94,096	237,680
Tung Ho Steel Enterprise Corp.	32,200	68,319
Unimicron Technology Corp.	21,000	147,297
Uni-President Enterprises Corp.	273,831	633,541
United Microelectronics Corp.	102,090	162,179
Voltronic Power Technology Corp.	4,000	175,004
Walsin Lihwa Corp.	270,000	402,345
Wei Chuan Foods Corp.	179,000	135,803
Win Semiconductors Corp.	8,000	52,070
Yageo Corp.	9,000	121,478
Yang Ming Marine Transport Corp.(1)	68,621	286,281
Yieh Phui Enterprise Co., Ltd.(1)	86,046	61,109
		$ 19,216,744
Thailand — 5.0%
Advanced Info Service PCL(9)	63,400	$ 396,384
Airports of Thailand PCL(1)(9)	288,200	556,937
Security	Shares	Value
Thailand (continued)
Asset World Corp. PCL(9)	1,353,900	$ 189,421
Bangkok Bank PCL(9)	32,300	121,829
Bangkok Chain Hospital PCL(9)	443,200	278,213
Bangkok Dusit Medical Services PCL(9)	966,400	723,387
Bangkok Expressway & Metro PCL(9)	647,000	154,997
Bangkok Land PCL(9)	4,163,800	121,571
Banpu PCL(9)	277,933	99,026
BTS Group Holdings PCL(9)	685,200	179,158
Bumrungrad Hospital PCL(9)	134,200	625,294
Carabao Group PCL(9)	27,500	87,431
Central Pattana PCL(9)	140,500	246,379
Central Retail Corp. PCL(9)	230,366	263,248
Charoen Pokphand Foods PCL(9)	188,700	132,532
Chularat Hospital PCL(9)	3,228,500	367,625
CP ALL PCL(9)	237,500	447,791
CPN Retail Growth Leasehold REIT(9)	146,500	86,403
Delta Electronics (Thailand) PCL(9)	139,400	1,459,635
Electricity Generating PCL(9)	12,700	61,446
Energy Absolute PCL(9)	89,500	229,621
Global Power Synergy PCL(9)	43,300	83,455
Gulf Energy Development PCL(9)	245,000	345,609
Hana Microelectronics PCL(9)	213,300	275,951
Home Product Center PCL(9)	409,255	177,930
Indorama Ventures PCL(9)	172,600	226,024
IRPC PCL(9)	914,800	92,180
Jasmine International PCL(1)(9)	634,000	67,551
Jay Mart PCL(9)	164,100	296,834
Kasikornbank PCL(9)	70,700	312,969
KCE Electronics PCL(9)	152,800	271,289
Land & Houses PCL(9)	489,100	135,929
Mega Lifesciences PCL(9)	111,800	159,004
Minor International PCL(1)(9)	268,444	271,286
Pruksa Holding PCL(9)	276,500	106,639
PTG Energy PCL(9)	277,800	115,987
PTT Exploration & Production PCL(9)	126,898	555,231
PTT Global Chemical PCL(9)	131,900	191,231
PTT PCL(9)	634,600	689,700
Samart Corp. PCL(1)(9)	297,700	53,659
SCB X PCL(9)	45,300	152,102
Siam Cement PCL(9)	30,900	332,111
Siam City Cement PCL(9)	23,983	106,233
Siam Global House PCL(9)	318,422	201,704
Sino-Thai Engineering & Construction PCL(9)	251,357	94,672
Sri Trang Agro-Industry PCL(9)	89,600	66,055
Thai Beverage PCL(2)(9)	483,400	238,127
Thai Oil PCL(9)	63,600	104,064

Parametric
Emerging Markets Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Thailand (continued)
Total Access Communication PCL(9)	105,100	$ 140,849
True Corp. PCL(9)	1,164,790	163,118
VGI PCL(9)	729,400	105,099
WHA Corp. PCL(9)	1,020,100	99,471
		$ 13,060,391
Tunisia — 0.6%
Banque de Tunisie	44,328	$ 86,468
Banque Internationale Arabe de Tunisie	8,258	184,685
Banque Nationale Agricole	24,362	70,921
Carthage Cement(1)	402,032	177,248
Euro Cycles S.A.	15,229	160,199
Poulina Group	117,306	377,708
Societe d'Articles Hygieniques S.A.	26,297	77,067
Societe Frigorifique et Brasserie de Tunis S.A.	52,752	284,582
Telnet Holding	21,212	58,243
		$ 1,477,121
Turkey — 5.0%
AG Anadolu Grubu Holding AS	15,600	$ 42,958
Akbank T.A.S.	171,296	102,647
Aksa Akrilik Kimya Sanayii AS	64,402	199,296
Aksa Enerji Uretim AS(1)	387,124	433,171
Anadolu Efes Biracilik ve Malt Sanayii AS	70,980	141,212
Arcelik AS	79,251	358,716
Aselsan Elektronik Sanayi Ve Ticaret AS	107,386	176,674
Aydem Yenilenebilir Enerji AS(1)	157,000	100,281
Aygaz AS	87,571	192,240
Bera Holding AS(1)	64,248	44,770
BIM Birlesik Magazalar AS	121,032	679,968
Biotrend Cevre VE Enerji Yatirimlari AS(1)	140,666	54,395
Coca-Cola Icecek AS	28,900	239,742
Dogan Sirketler Grubu Holding AS	551,200	128,018
EGE Endustri VE Ticaret AS	780	94,940
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	128,300	87,697
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,377,930	424,826
Enerjisa Enerji AS(3)	275,003	260,689
Enka Insaat ve Sanayi AS	271,711	288,824
Eregli Demir ve Celik Fabrikalari TAS	207,814	467,997
Fenerbahce Futbol AS(1)	35,100	81,080
Ford Otomotiv Sanayi AS	21,741	436,804
Gubre Fabrikalari TAS(1)	16,300	88,084
Haci Omer Sabanci Holding AS	77,227	103,962
Hektas Ticaret TAS(1)	52,900	78,832
Security	Shares	Value
Turkey (continued)
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	181,800	$ 110,755
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	90,659	125,776
Is Gayrimenkul Yatirim Ortakligi AS(1)	660,310	557,067
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	200,727	203,218
KOC Holding AS	126,594	342,363
Kordsa Teknik Tekstil AS	30,820	94,241
Koza Altin Isletmeleri AS(1)	11,612	134,134
Logo Yazilim Sanayi Ve Ticaret AS	67,980	205,676
Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	16,665	91,341
Migros Ticaret AS(1)	29,279	89,388
MLP Saglik Hizmetleri AS(1)(3)	101,419	216,197
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	1,160,037	190,908
Oyak Cimento Fabrikalari AS(1)	103,200	74,499
Petkim Petrokimya Holding AS(1)	190,896	122,552
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS(1)	97,868	97,747
Sasa Polyester Sanayi AS(1)	31,909	137,567
Selcuk Ecza Deposu Ticaret ve Sanayi AS	235,109	183,695
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	297,573	158,267
Sok Marketler Ticaret AS	134,800	117,998
TAV Havalimanlari Holding AS(1)	43,982	126,898
Tofas Turk Otomobil Fabrikasi AS	38,638	204,653
Turk Hava Yollari AO(1)	72,308	200,928
Turk Ilac VE Serum Sanayi AS(1)	140,853	88,617
Turk Telekomunikasyon AS	271,014	183,641
Turkcell Iletisim Hizmetleri AS	764,700	1,109,364
Turkiye Garanti Bankasi AS	211,898	213,763
Turkiye Is Bankasi AS, Class C	182,514	129,310
Turkiye Petrol Rafinerileri AS(1)	101,403	1,596,721
Turkiye Sise ve Cam Fabrikalari AS	141,210	172,248
Ulker Biskuvi Sanayi AS	45,810	51,475
Vakif Gayrimenkul Yatirim Ortakligi AS(1)	1,238,757	181,929
Vestel Elektronik Sanayi ve Ticaret AS	32,694	57,261
Yapi ve Kredi Bankasi AS	323,100	105,737
		$ 12,983,757
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	84,253	$ 232,903
Agthia Group PJSC	54,046	62,738
Air Arabia PJSC	212,497	123,394
Aldar Properties PJSC	251,673	385,613
Dana Gas PJSC	421,411	135,072
Dubai Investments PJSC	333,181	226,901
Dubai Islamic Bank PJSC	109,508	191,547
Emaar Development PJSC(1)	104,800	146,630

Parametric
Emerging Markets Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Arab Emirates (continued)
Emaar Properties PJSC	285,138	$ 491,821
Emirates Telecommunications Group Co. PJSC	103,870	993,492
First Abu Dhabi Bank PJSC	102,619	625,591
Network International Holdings PLC(1)(3)	31,200	101,928
		$ 3,717,630
Vietnam — 2.4%
Bank for Foreign Trade of Vietnam JSC	122,750	$ 432,117
Bao Viet Holdings	28,030	75,356
FLC Faros Construction JSC(1)	2	0(5)
Gelex Group JSC(1)	158,500	192,875
Gemadept Corp.	41,900	98,310
Hoa Phat Group JSC	543,529	1,020,121
Hoa Sen Group(1)	89,500	109,481
KIDO Group Corp.	31,200	70,291
Kinh Bac City Development Share Holding Corp.(1)	28,960	54,957
Masan Group Corp.	103,896	522,720
No Va Land Investment Group Corp.(1)	94,187	335,684
PetroVietnam Drilling & Well Services JSC(1)	99,702	87,773
PetroVietnam Fertilizer & Chemical JSC	64,000	186,287
PetroVietnam Gas JSC	29,940	136,605
Petrovietnam Power Corp.	169,700	96,767
PetroVietnam Technical Services Corp.	27,400	29,145
Phat Dat Real Estate Development Corp.(1)	29,304	79,159
Phu Nhuan Jewelry JSC	3	14
Saigon Beer Alcohol Beverage Corp.	14,610	102,712
Saigon Thuong Tin Commercial JSB(1)	64,000	76,730
SSI Securities Corp.	60,500	87,817
Thaiholdings JSC(1)	44,200	226,685
Vietjet Aviation JSC(1)	109,066	617,148
Vietnam Construction and Import-Export JSC	62,000	78,698
Vietnam Dairy Products JSC	158,592	511,311
Vincom Retail JSC(1)	132,380	177,400
Vingroup JSC(1)	156,347	543,191
Vinh Hoan Corp.	23,400	105,577
Vinhomes JSC(3)	101,620	286,570
		$ 6,341,501
Total Common Stocks (identified cost $205,333,118)		$261,926,981

Short-Term Investments — 0.6%
Affiliated Fund — 0.0%(10)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(11)	6,176	$ 6,176
Total Affiliated Fund (identified cost $6,176)		$ 6,176

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.31%(12)	1,532,275	$ 1,532,275
Total Securities Lending Collateral (identified cost $1,532,275)		$ 1,532,275
Total Short-Term Investments (identified cost $1,538,451)		$ 1,538,451
Total Investments — 100.6% (identified cost $206,871,569)		$263,465,432
Other Assets, Less Liabilities — (0.6)%		$ (1,544,612)
Net Assets — 100.0%		$261,920,820
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2022. The aggregate market value of securities on loan at April 30, 2022 was $4,662,232 and the total market value of the collateral received by the Fund was $5,112,953, comprised of cash of $1,532,275 and U.S. government and/or agencies securities of $3,580,678.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $7,303,672 or 2.8% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Amount rounds to less than $1.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $459,152 or 0.2% of the Fund's net assets.
(7)	Trading of securities has been suspended.
(8)	Securities are traded on separate exchanges for the same entity.

Parametric
Emerging Markets Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

(9)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(10)	Amount is less than 0.05%.
(11)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.
(12)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.5%	$32,787,931
Industrials	10.8	28,216,040
Materials	10.3	26,890,713
Consumer Staples	10.2	26,779,391
Consumer Discretionary	9.4	24,551,042
Energy	9.2	23,991,333
Health Care	8.9	23,323,933
Communication Services	8.8	23,198,234
Information Technology	8.7	22,786,253
Real Estate	6.1	16,000,882
Utilities	5.1	13,401,229
Short-Term Investments	0.6	1,538,451
Total Investments	100.6%	$263,465,432
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at April 30, 2022.
Affiliated Investments
At April 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) was $6,176, which represents less than 0.05% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$934,196	$(928,020)	$ —	$ —	$6,176	$13	6,176
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Parametric
Emerging Markets Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 5,369,036	$122,074,887	$ 115,500	$127,559,423
Emerging Europe	412,217	33,027,727	0	33,439,944
Latin America	39,991,322	—	—	39,991,322
Middle East/Africa	1,124,198	56,052,540	3,759,554	60,936,292
Total Common Stocks	$46,896,773	$211,155,154**	$3,875,054	$261,926,981
Short-Term Investments:
Affiliated Fund	$ 6,176	$ —	$ —	$ 6,176
Securities Lending Collateral	1,532,275	—	—	1,532,275
Total Investments	$48,435,224	$211,155,154	$3,875,054	$263,465,432
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2022 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.